Debt - Summary of Debt (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt		$ 35,992	$ 38,778
Less: Short-term debt	[1]	0	38,778
Total Long-term debt	[2]	$ 35,992	0
4.60% Senior Notes due to related party due 2026
Debt Instrument [Line Items]
Interest rate, percent		4.60%
Long-term debt		$ 35,992	$ 38,778

[1]	Includes related party notes payable of $0 and $38,778 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[2]	Includes related party notes payable of $37,125 and $0 at June 30, 2024 and December 31, 2023, respectively (see Note 12).